Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 4.3%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	4,203	$ 195,210
DeltaShares® S&P International Managed Risk ETF (A)	5,062	239,098
Vanguard FTSE Developed Markets ETF	398,602	19,144,854
Vanguard FTSE Emerging Markets ETF (B)	109,834	5,066,642

		24,645,804

U.S. Equity Funds - 10.9%
DeltaShares® S&P 400 Managed Risk ETF (A)	1,892	106,529
DeltaShares® S&P 500 Managed Risk ETF (A)	18,331	1,369,450
DeltaShares® S&P 600 Managed Risk ETF (A)	1,954	106,464
iShares Core S&P Total U.S. Stock Market ETF	164,615	16,616,238
Schwab U.S. Broad Market ETF	163,851	8,748,005
Vanguard Total Stock Market ETF	160,216	36,476,377

		63,423,063

U.S. Fixed Income Funds - 84.1%
iShares Core U.S. Aggregate Bond ETF	1,380,066	147,805,068
iShares Short Treasury Bond ETF	369,045	40,687,211
Schwab U.S. Aggregate Bond ETF (B)	3,408,263	172,355,860
Vanguard Total Bond Market ETF	1,616,194	128,552,071

		489,400,210

Total Exchange-Traded Funds (Cost $579,966,287)		577,469,077

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (D)	154,625	$ 154,625

Total Other Investment Company (Cost $154,625)		154,625

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2022, to be repurchased at $3,071,588 on 04/01/2022. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2025, and with a value of $3,133,036.	$ 3,071,588	3,071,588

Total Repurchase Agreement (Cost $3,071,588)		3,071,588

Total Investments (Cost $583,192,500)		580,695,290
Net Other Assets (Liabilities) - 0.2%		1,181,703

Net Assets - 100.0%		$ 581,876,993

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$577,469,077	$—	$—	$577,469,077
Other Investment Company	154,625	—	—	154,625
Repurchase Agreement	—	3,071,588	—	3,071,588

Total Investments	$577,623,702	$3,071,588	$—	$580,695,290

Transamerica Series Trust	Page 1

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2022	Shares as of March 31, 2022	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$5,154,216	$—	$(4,721,765)	$628,585	$(954,507)	$106,529	1,892	$8,754	$—
DeltaShares® S&P 500 Managed Risk ETF	22,989,847	—	(20,039,431)	6,641,157	(8,222,123)	1,369,450	18,331	44,326	—
DeltaShares® S&P 600 Managed Risk ETF	1,685,217	—	(1,485,275)	164,950	(258,428)	106,464	1,954	5,845	—
DeltaShares® S&P EM 100 & Managed Risk ETF	1,913,714	—	(1,528,655)	(101,595)	(88,254)	195,210	4,203	5,340	—
DeltaShares® S&P International Managed Risk ETF	8,821,572	—	(7,812,140)	(268,984)	(501,350)	239,098	5,062	30,966	—

Total	$40,564,566	$—	$(35,587,266)	$7,064,113	$(10,024,662)	$2,016,751	31,442	$95,231	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,010,830, collateralized by cash collateral of $154,625 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,973,175. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at March 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica Managed Risk – Conservative ETF VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Managed Risk – Conservative ETF VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3